Contingent Liabilities (Details Narrative) - AUD ($)	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Disclosure of contingent liabilities [abstract]
Contingent liabilities		$ 0	$ 0
Contingent liabilities	$ 0	$ 0